Financial instruments- Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure Of Hedge Accounting [Line Items]
Financial assets	$ 1,817,339	$ 1,124,035	$ 746,224
Financial assets at fair value through profit or loss	49,345	64,251	49,943
Available-for-sale financial assets, long term	1,740,592	1,026,870	687,019
Financial liabilities	35,325	141,620	99,833
Interest-bearing borrowings short term		954
Interest-bearing borrowings long term		114,491
Derivatives Not Designated As Hedges
Disclosure Of Hedge Accounting [Line Items]
Financial assets	5,302	32,602	6,234
Financial liabilities	9,942	4,836	1,481
Cash flow hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	22,100	312	3,028
Financial liabilities	9,096	60	98,352
Fair value hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial liabilities	16,287	21,279
Level 1 [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	49,345	64,304	49,943
Financial assets at fair value through profit or loss	49,345	64,251	49,943
Financial liabilities		10
Level 1 [Member] | Cash flow hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets		53
Level 1 [Member] | Fair value hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial liabilities		10
Level 2 [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	1,767,994	1,059,731	696,281
Available-for-sale financial assets, long term	1,740,592	1,026,870	687,019
Financial liabilities	35,325	141,610	99,833
Interest-bearing borrowings short term		954
Interest-bearing borrowings long term		114,491
Level 2 [Member] | Derivatives Not Designated As Hedges
Disclosure Of Hedge Accounting [Line Items]
Financial assets	5,302	32,602	6,234
Financial liabilities	9,942	4,836	1,481
Level 2 [Member] | Cash flow hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial assets	22,100	259	3,028
Financial liabilities	9,096	60	$ 98,352
Level 2 [Member] | Fair value hedge [Member]
Disclosure Of Hedge Accounting [Line Items]
Financial liabilities	$ 16,287	$ 21,269